NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2016
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

Basic net income per Class A and Class B ordinary share for the years ended December 31, 2014, 2015 and 2016 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share‑Based Awards calculated using the “treasury stock” method.

The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share‑Based Awards excluded from the diluted net income per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2014, 2015 and 2016, was 1,558,500,  4,652,546 and 2,362,417, respectively. The effects of Business Unit Equity Awards were excluded from the diluted net income per ordinary share computation for the years ended December 31, 2015 and 2016, because the effects were anti-dilutive.

The Company’s outstanding convertible debt provides for a flexible settlement feature. The Company intends to settle upon conversion the principal amount of the debt for cash and the conversion premium for Class A shares. The convertible debt is included in the calculation of diluted net income per share if its inclusion is dilutive under the treasury stock method. The convertible debt was anti‑dilutive in the years ended December 31, 2014, 2015 and 2016.

The components of basic and diluted net income per share were as follows:

	Year ended December 31,
	2014		2015		2016
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	13,300	3,720	7,992	1,687	5,825	96.0	973	16.0
Reallocation of net income as a result of conversion of Class B to Class A shares	3,720	—	1,687	—	973	16.0	—	—
Reallocation of net income to Class B shares	—	32	—	11	—	—	(1)	—
Net income, allocated for diluted	17,020	3,752	9,679	1,698	6,798	112.0	972	16.0
Weighted average ordinary shares outstanding—basic	249,543,232	69,793,550	263,033,597	55,508,290	274,863,606	274,863,606	45,925,361	45,925,361
Dilutive effect of:
Conversion of Class B to Class A shares	69,793,550	—	55,508,290	—	45,925,361	45,925,361	—	—
Share-Based Awards	6,273,495	1,988,808	5,171,550	1,258,731	5,347,982	5,347,982	694,042	694,042
Weighted average ordinary shares outstanding—diluted	325,610,277	71,782,358	323,713,437	56,767,021	326,136,949	326,136,949	46,619,403	46,619,403
Net income per share attributable to ordinary shareholders:
Basic	53.30	53.30	30.39	30.39	21.19	0.35	21.19	0.35
Diluted	52.27	52.27	29.90	29.90	20.84	0.34	20.84	0.34